Note 19 - Costs of Sales - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Direct costs of sales	€ (13,683)	€ (12,706)	€ (11,161)
Indirect costs of sales	(8,583)	(8,232)	(8,039)
Total costs of sales	€ (22,266)	€ (20,938)	€ (19,200)